INVESTMENTS	12 Months Ended
Dec. 31, 2023
INVESTMENTS.
INVESTMENTS

7.INVESTMENTS

The investments as of December 31, 2022 and 2023 were as follows:

	As of December 31,
	2022	2023
Short-term investments
Equity securities with readily determinable fair values:
Accor Hotels (“Accor”)	1,701	—
Other marketable securities	87	231
Subtotal	1,788	231
Held to maturity investments
Bank time deposits and financial products	—	1,958
Total	1,788	2,189

Long-term investments
Equity securities without readily determinable fair values:
Cjia Group-preferred shares	138	99
Oravel Stays Private limited (“OYO”)	54	54
Other equity securities without readily determinable fair values	65	29
Subtotal	257	182
Equity-method investments:
AAPC LUB	494	490
Hotel related funds	574	479
Other investments	324	320
Subtotal	1,392	1,289
Available-for-sale debt securities:
Cjia Group-convertible notes	296	281
Held to maturity investments
Bank time deposits	—	812
Total	1,945	2,564

In 2022, the Group recognized loss from fair value changes of Accor of RMB358. In 2023, the Group sold all the Accor shares for a cash consideration of RMB2,198 with a gain of RMB516 realized upon disposal.